CHI STAT SUP-1 033015

Statutory Prospectus Supplement dated March 30, 2015

Important Notice Regarding Change in Fund Name and Investment Strategy for Invesco China Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco China Fund

This supplement (1) implements portfolio manager changes effective immediately and (2) provides shareholder notice for separate changes that will become effective on June 15, 2015.

Effective March 30, 2015, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Mike Shiao	Portfolio Manager	2015”

Effective March 30, 2015, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Manager” in the prospectus:

“Investment management decisions for the Fund are made by the investment management team at Invesco Hong Kong.

The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mike Shiao, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco Hong Kong and/or its affiliates since 2002.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Effective June 15, 2015, Invesco China Fund will change its name to Invesco Greater China Fund.

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.

Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.

The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

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In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. The portfolio manager focuses on acquiring companies with sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.”

Effective June 15, 2015, the following risks are added under the heading “FUND SUMMARY – Principal Risks of Investing in the Fund” in the prospectus:

“Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.”

Effective June 15, 2015, the following risk replaces in its entirety the risk appearing under the heading “FUND SUMMARY – Principal Risks of Investing in the Fund – Unique Economic and Political Risks of Investing in China”:

“Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.”

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Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Performance Information – Average Annual Total Returns” in the prospectus:

“Average Annual Total Returns (for the periods ended December 31, 2014)

	1 Year	5 Years	Since Inception
Class A shares: Inception (3/31/2006)
Return Before Taxes	-11.83%	-0.21%	8.49%
Return After Taxes on Distributions	-11.93	-0.27	8.28
Return After Taxes on Distributions and Sale of Fund Shares	-6.62	-0.09	6.91
Class B shares: Inception (3/31/2006)	-11.98	-0.22	8.46
Class C shares: Inception (3/31/2006)	-8.28	0.19	8.38
Class Y1 shares: Inception (10/3/2008)	-6.41	1.18	9.38
MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes)[2]	7.72	5.32	7.76
MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [2]	-4.90	5.33	2.51
MSCI China 10/40 Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [2]	8.38	3.36	10.20
Lipper China Region Funds Index	-1.39	2.81	8.64

[1]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	The Fund has elected to use the MSCI Golden Dragon Index to represent its broad based/style specific securities market benchmark rather than the MSCI EAFE® Index and MSCI China 10/40 Index because the MSCI Golden Dragon Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectus:

“The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.

Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.

The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. Participation notes are notes issued by banks or broker-dealers that are designed to offer a return linked to a particular underlying security, currency or market. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

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The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2014, the capitalization of companies in the Russell 2000® Index ranged from $12.7 million to $5.8 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2014, the capitalization of companies in the Russell Midcap® Index ranged from $257.4 million to $28.4 billion.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. The portfolio manager focuses on acquiring companies with sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.”

Effective June 15, 2015, the following risks are added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks” in the prospectus:

“Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involve purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

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Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.”

Effective June 15, 2015, the following risk replaces in its entirety the risk appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks – Unique Economic and Political Risks of Investing in China”:

“Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.”

Effective June 15, 2015, the following is added at the end of the information appearing under the heading “Benchmark Descriptions” in the prospectus:

“MSCI Golden Dragon Index captures the equity market performance of large- and mid-cap China securities (H shares, B shares, Red-Chips and P-Chips) and non-domestic China securities listed in Hong Kong and Taiwan.”

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Statutory Prospectus Supplement dated March 30, 2015

Important Notice Regarding Change in Fund Name and Investment Strategy for Invesco China Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Global Infrastructure Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Global Markets Strategy Fund
Invesco China Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Invesco MLP Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Pacific Growth Fund
Invesco Emerging Markets Equity Fund	Invesco Premium Income fund
Invesco Endeavor Fund	Invesco Select Companies Fund
Invesco Strategic Income Fund
Invesco Unconstrained Bond Fund

This supplement (1) implements portfolio manager changes effective immediately and (2) provides shareholder notice for separate changes that will become effective on June 15, 2015.

Effective March 30, 2015, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – Invesco China Fund – Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Mike Shiao	Portfolio Manager	2015”

Effective March 30, 2015, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco China Fund” in the prospectus:

•	“Mike Shiao, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco Hong Kong and/or its affiliates since 2002.”

Effective June 15, 2015, Invesco China Fund will change its name to Invesco Greater China Fund.

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Invesco China Fund – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.

Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.

The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

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The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. The portfolio manager focuses on acquiring companies with sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.”

Effective June 15, 2015, the following risks are added under the heading “FUND SUMMARIES – Invesco China Fund – Principal Risks of Investing in the Fund” in the prospectus:

“Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.”

Effective June 15, 2015, the following risk replaces in its entirety the risk appearing under the heading “FUND SUMMARIES – Invesco China Fund – Principal Risks of Investing in the Fund – Unique Economic and Political Risks of Investing in China”:

“Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.”

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Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Invesco China Fund- Performance Information – Average Annual Total Returns” in the prospectus:

“Average Annual Total Returns (for the periods ended December 31, 2014)

	1 Year	5 Years	Since Inception
Class R5 shares: Inception (3/31/2006)
Return Before Taxes	-6.26%	1.39%	9.70%
Return After Taxes on Distributions	-6.50	1.24	9.40
Return After Taxes on Distributions and Sale of Fund Shares	-3.38	1.16	7.96
MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes)[1]	7.72	5.32	7.76
MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [1]	-4.90	5.33	2.51
MSCI China 10/40 Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [1]	8.38	3.36	10.20
Lipper China Region Funds Index	-1.39	2.81	8.64

[1]	The Fund has elected to use the MSCI Golden Dragon Index to represent its broad based/style specific securities market benchmark rather than the MSCI EAFE® Index and MSCI China 10/40 Index because the MSCI Golden Dragon Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco China Fund – Objective(s) and Strategies” in the prospectus:

“The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.

Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.

The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. Participation notes are notes issued by banks or broker-dealers that are designed to offer a return linked to a particular underlying security, currency or market. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

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The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2014, the capitalization of companies in the Russell 2000® Index ranged from $12.7 million to $5.8 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2014, the capitalization of companies in the Russell Midcap® Index ranged from $257.4 million to $28.4 billion.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. The portfolio manager focuses on acquiring companies with sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.”

Effective June 15, 2015, the following risks are added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco China Fund – Risks” in the prospectus:

“Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involve purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s performance returns.

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from

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foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.”

Effective June 15, 2015, the following risk replaces in its entirety the risk appearing under the heading ““Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco China Fund – Risks – Unique Economic and Political Risks of Investing in China”:

“Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.”

Effective June 15, 2015, the following is added at the end of the information appearing under the heading “Benchmark Descriptions” in the prospectus:

“MSCI Golden Dragon Index captures the equity market performance of large- and mid-cap China securities (H shares, B shares, Red-Chips and P-Chips) and non-domestic China securities listed in Hong Kong and Taiwan.”

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